UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Sovereign Investors Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2010

1

John Hancock Sovereign Investors Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

	Shares	Value

Common Stocks 96.23%		$523,669,767
(Cost $400,736,339)

Consumer Discretionary 6.06%		32,975,272

Hotels, Restaurants & Leisure 2.17%
Darden Restaurants, Inc.	170,000	6,283,200
Marriott International, Inc., Class A (L)	210,392	5,518,582

Multiline Retail 2.05%
Target Corp.	218,000	11,176,860

Specialty Retail 1.84%
TJX Companies, Inc.	263,000	9,996,630

Consumer Staples 10.29%		56,008,478

Beverages 3.74%
Diageo PLC, SADR (L)	90,000	6,047,100
PepsiCo, Inc.	239,825	14,298,367

Food & Staples Retailing 3.16%
Wal-Mart Stores, Inc.	321,500	17,177,745

Household Products 1.06%
Procter & Gamble Company	94,000	5,785,700

Tobacco 2.33%
Philip Morris International, Inc.	279,050	12,699,566

Energy 11.24%		61,166,051

Energy Equipment & Services 1.13%
Halliburton Company	211,000	6,163,310

Oil, Gas & Consumable Fuels 10.11%
Chevron Corp.	235,400	16,977,048
EOG Resources, Inc.	90,000	8,137,800
Exxon Mobil Corp. (L)	159,872	10,300,553
Royal Dutch Shell PLC, ADR	154,000	8,530,060
Total SA, SADR (L)	192,000	11,057,280

Financials 14.52%		79,025,238

Capital Markets 5.47%
Charles Schwab Corp.	265,000	4,846,850
Goldman Sachs Group, Inc.	59,000	8,774,480
State Street Corp.	170,000	7,289,600
T. Rowe Price Group, Inc. (L)	178,500	8,857,170

Commercial Banks 1.08%
Cullen/Frost Bankers, Inc.	115,000	5,901,800

Diversified Financial Services 3.70%
Bank of America Corp.	530,000	8,045,400
JPMorgan Chase & Company	310,740	12,100,216

Insurance 4.27%
Aflac, Inc.	117,400	5,685,682
Chubb Corp.	176,000	8,800,000
MetLife, Inc.	247,000	8,724,040

2

John Hancock Sovereign Investors Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

	Shares	Value

Health Care 13.42%		$73,018,740

Health Care Equipment & Supplies 4.68%
Becton, Dickinson & Company	148,000	11,154,760
DENTSPLY International, Inc. (L)	258,000	8,650,740
Medtronic, Inc.	132,000	5,661,480

Pharmaceuticals 8.74%
Abbott Laboratories	362,000	19,164,280
Johnson & Johnson	176,000	11,063,360
Merck & Company, Inc.	170,000	6,490,600
Teva Pharmaceutical Industries, Ltd., SADR	191,000	10,833,520

Industrials 11.57%		62,978,756

Aerospace & Defense 3.61%
General Dynamics Corp.	82,000	5,481,700
United Technologies Corp.	210,000	14,170,800

Electrical Equipment 1.78%
Emerson Electric Company	233,000	9,678,820

Industrial Conglomerates 4.93%
3M Company	208,000	16,741,920
General Electric Company	628,350	10,103,868

Machinery 1.25%
Caterpillar, Inc. (L)	130,200	6,801,648

Information Technology 20.66%		112,421,756

Communications Equipment 2.59%
Cisco Systems, Inc. (I)	302,000	6,785,940
QUALCOMM, Inc.	187,000	7,328,530

Computers & Peripherals 7.77%
Apple, Inc. (I)	16,000	3,073,920
EMC Corp. (I)	170,000	2,833,900
Hewlett-Packard Company	340,000	16,003,800
International Business Machines Corp.	166,300	20,353,457

Internet Software & Services 2.27%
Google, Inc., Class A (I)	23,360	12,367,251

IT Services 0.80%
Paychex, Inc.	150,000	4,348,500

Semiconductors & Semiconductor Equipment 3.78%
Intel Corp.	300,000	5,820,000
Linear Technology Corp. (L)	371,500	9,696,150
Maxim Integrated Products, Inc.	290,000	5,069,200

Software 3.45%
Microsoft Corp.	665,050	18,741,108

Materials 5.05%		27,508,116

Chemicals 2.51%
Air Products & Chemicals, Inc.	117,000	8,887,320
Praxair, Inc.	63,800	4,805,416

Containers & Packaging 1.05%
Bemis Company, Inc.	203,000	5,696,180

3

John Hancock Sovereign Investors Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

			Shares	Value
Materials (continued)

Metals & Mining 1.49%
Nucor Corp.			199,000	$8,119,200

Telecommunication Services 1.16%				6,289,280

Diversified Telecommunication Services 1.16%
AT&T, Inc.			248,000	6,289,280

Utilities 2.26%				12,278,080

Gas Utilities 2.26%
Questar Corp.			296,000	12,278,080

Short-Term Investments 13.20%				$71,832,877
(Cost $71,820,798)
			Shares	Value
Securities Lending Collateral 10.09%				54,932,947
John Hancock Collateral Investment Trust(W)		0.2068%(Y)	5,487,752	54,932,947

		Maturity	Par value
	Yield*	date		Value
U.S. Government Agency 3.11%				16,899,930
Federal Home Loan Bank,
Discount Note	0.030%	02/01/10	$11,900,000	11,900,000
U.S. Treasury Bill,
Note	0.010%	02/25/10	5,000,000	4,999,930

Total investments (Cost $472,557,137)† 109.43%				$595,502,644

Other assets and liabilities, net (9.43%)				($51,302,457)

Total net assets 100.00%				$544,200,187

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of January 31, 2010.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser and represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of January 31, 2010.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At January 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $473,840,909. Net unrealized appreciation aggregated $121,661,735, of which $129,321,731 related to appreciated investment securities and $7,659,996 related to depreciated investment securities.

4

Notes to the Schedule of Investments (Unaudited)

Security valuation

Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt investments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments as part of the securities lending program.

Other portfolio assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants and rights.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed-income securities.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may include the use of the brokers’ own judgments about the assumptions that market participants would use.

5

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010, by major security category or security type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	01/31/10	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$32,975,272	$32,975,272	—	—
Consumer Staples	56,008,478	56,008,478	—	—
Energy	61,166,051	61,166,051	—	—
Financials	79,025,238	79,025,238	—	—
Health Care	73,018,740	73,018,740	—	—
Industrials	62,978,756	62,978,756	—	—
Information Technology	112,421,756	112,421,756	—	—
Materials	27,508,116	27,508,116	—	—
Telecommunication Services	6,289,280	6,289,280	—	—
Utilities	12,278,080	12,278,080	—	—
Short-Term Investments	71,832,877	54,932,947	$16,899,930	—
Total investments in securities	$`595,502,644	$578,602,714	$16,899,930	—

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends associated with securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund may receive compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

6

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management, a division of MFC Global Investment Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.

290Q1 1/10
3/10

John Hancock

MUTUAL FUNDS

John Hancock Balanced Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2010

1

John Hancock Balanced Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Corporate Bonds 16.42%				$174,865,547
(Cost $160,664,301)

Consumer Discretionary 1.25%				13,338,585

Auto Components 0.10%
Allison Transmission, Inc.,
Gtd Sr Note (S)	11.000%	11/01/15	$1,000,000	1,055,000

Hotels, Restaurants & Leisure 0.08%
Isle of Capri Casinos, Inc.,
Gtd Sr Sub Note	7.000	03/01/14	1,000,000	888,750

Household Durables 0.11%
Whirlpool Corp.,
Sr Note	8.000	05/01/12	1,000,000	1,105,605

Leisure Equipment & Products 0.10%
Hasbro, Inc.,
Sr Note	6.125	05/15/14	1,000,000	1,096,839

Media 0.70%
Comcast Cable Communications Holdings, Inc.,
Sr Note	8.375	03/15/13	729,000	846,870
DirecTV Holdings LLC,
Gtd Sr Note	7.625	05/15/16	2,000,000	2,190,000
Time Warner Cable, Inc.,
Gtd Sr Note	6.750	07/01/18	4,000,000	4,455,592

Multiline Retail 0.10%
Macy's Retail Holdings, Inc.,
Gtd Note	8.875	07/15/15	1,000,000	1,090,000

Specialty Retail 0.06%
Staples, Inc.,
Sr Note	9.750	01/15/14	500,000	609,929

Consumer Staples 2.02%				21,494,054

Beverages 0.65%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd Sr Note (S)	7.200	01/15/14	5,000,000	5,717,850
PepsiCo, Inc.,
Sr Note	7.900	11/01/18	1,000,000	1,238,251

Food Products 0.41%
Kraft Foods, Inc.,
Sr Note	6.125	08/23/18	4,000,000	4,298,472

Household Products 0.60%
Clorox Company,
Sr Note	5.000	03/01/13	5,000,000	5,420,120
Yankee Acquisition Corp.,
Gtd Sr Sub Note	8.500	02/15/15	1,000,000	1,000,000

Tobacco 0.36%
Altria Group, Inc.,
Gtd Sr Note	8.500	11/10/13	3,235,000	3,819,361

2

John Hancock Balanced Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Energy 1.64%				$17,505,731

Energy Equipment & Services 0.10%
NGPL Pipeco LLC,
Sr Note (S)	7.119%	12/15/17	$1,000,000	1,135,719

Oil, Gas & Consumable Fuels 1.54%
Duke Capital LLC,
Sr Note	5.668	08/15/14	5,000,000	5,471,530
Kinder Morgan Energy Partners LP,
Sr Bond	5.950	02/15/18	5,000,000	5,417,560
Marathon Oil Canada Corp.,
Sr Sec Note	8.375	05/01/12	1,000,000	1,133,086
Plains All American Pipeline LP,
Sr Note	4.250	09/01/12	2,000,000	2,092,486
Shell International Finance BV,
Gtd Note	6.375	12/15/38	2,000,000	2,255,350

Financials 3.87%				41,230,803

Capital Markets 0.60%
Goldman Sachs Group, Inc.,
Jr Sub Note	6.750	10/01/37	1,000,000	988,765
Merrill Lynch & Company, Inc.,
Sub Notes	7.750	05/14/38	1,000,000	1,100,166
Morgan Stanley,
Sr Note	6.000	04/28/15	5,000,000	5,382,470

Commercial Banks 0.67%
Australia & New Zealand Banking Group, Ltd.,
Sr Notes (S)	5.100	01/13/20	2,160,000	2,183,447
Westpac Banking Corp.,
Sr Note	4.875	11/19/19	5,000,000	4,975,025

Consumer Finance 0.29%
Capital One Financial Corp.,
Sr Note	7.375	05/23/14	1,000,000	1,144,663
SLM Corp.,
Sr Note Series MTN	8.450	06/15/18	2,000,000	1,960,000

Diversified Financial Services 1.14%
Bear Stearns Companies, Inc.,
Sr Note	7.250	02/01/18	1,000,000	1,146,781
Sr Note	6.400	10/02/17	2,000,000	2,204,786
Beaver Valley Funding,
Sec Lease Obligation Bond	9.000	06/01/17	795,000	871,447
ERAC USA Finance Company,
Gtd Sr Note (S)	6.375	10/15/17	700,000	764,487
General Electric Capital Corp.,
Debenture	6.375	11/15/67	1,000,000	878,750
Sr Note Series A	6.125	02/22/11	1,000,000	1,056,410
JPMorgan Chase & Company,
Sr Note	4.650	06/01/14	2,000,000	2,106,048
PNC Funding Corp.,
Gtd Sr Note	4.250	09/21/15	2,000,000	2,074,096

3

John Hancock Balanced Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Financials (continued)

Insurance 1.07%
Aflac, Inc.,
Sr Note	8.500%	05/15/19	$1,500,000	$1,756,675
American International Group, Inc.,
Sr Note	5.850	01/16/18	2,000,000	1,605,616
CalEnergy Company, Inc.,
Sr Bond	8.480	09/15/28	2,000,000	2,549,310
CNA Financial Corp.,
Sr Note	6.500	08/15/16	1,675,000	1,719,356
Prudential Financial, Inc.,
Sr Note Series D	5.150	01/15/13	3,500,000	3,728,529

Real Estate Investment Trusts 0.10%
AMB Property L.P.,
Gtd Note	6.625	12/01/19	1,000,000	1,033,976

Health Care 1.11%				11,828,332

Health Care Equipment & Supplies 0.04%
Covidien International Finance SA,
Gtd Sr Note	6.000	10/15/17	380,000	418,822

Health Care Providers & Services 0.42%
Express Scripts, Inc.,
Sr Note	6.250	06/15/14	3,000,000	3,362,199
UnitedHealth Group, Inc.,
Sr Note	5.500	11/15/12	1,000,000	1,084,929

Pharmaceuticals 0.65%
Abbott Laboratories,
Sr Note	5.600	11/30/17	1,000,000	1,108,100
Roche Holdings, Inc.,
Gtd Note (S)	5.000	03/01/14	2,250,000	2,434,036
Schering-Plough Corp.,
Sr Note	6.000	09/15/17	3,000,000	3,420,246

Industrials 1.49%				15,886,087

Airlines 0.16%
Delta Air Lines, Inc.,
Series 2007-1 Class A	6.821	08/10/22	1,750,704	1,711,313

Industrial Conglomerates 0.51%
Koninklijke (Royal) Philips Electronics N.V.,
Sr Note	5.750	03/11/18	5,000,000	5,392,495

Road & Rail 0.61%
Burlington Northern Santa Fe Corp.,
Sr Note	5.750	03/15/18	2,000,000	2,161,250
CSX Corp.,
Sr Note	5.500	08/01/13	3,000,000	3,254,670
Union Pacific Corp.,
Sr Note	5.750	11/15/17	1,000,000	1,078,019

Trading Companies & Distributors 0.21%
GATX Corp.,
Sr Note	8.750	05/15/14	2,000,000	2,288,340

4

John Hancock Balanced Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Information Technology 0.96%				$10,268,154

Computers & Peripherals 0.76%
Hewlett-Packard Company,
Sr Note	4.500%	03/01/13	$5,000,000	5,369,270
International Business Machines Corp.,
Sr Sub Note	8.000	10/15/38	2,000,000	2,695,552

Office Electronics 0.20%
Xerox Corp.,
Sr Note	6.750	02/01/17	2,000,000	2,203,332

Materials 1.85%				19,666,419

Chemicals 0.72%
E.I. Du Pont de Nemours & Company,
Sr Note	5.875	01/15/14	2,000,000	2,238,496
Ecolab, Inc.,
Sr Note	4.875	02/15/15	5,000,000	5,412,455

Metals & Mining 0.69%
ArcelorMittal,
Sr Note	9.850	06/01/19	2,000,000	2,540,516
Commercial Metals Company,
Sr Note	7.350	08/15/18	2,500,000	2,660,980
Nucor Corp.,
Sr Note	5.000	06/01/13	2,000,000	2,178,776

Paper & Forest Products 0.44%
International Paper Company,
Sr Note	7.950	06/15/18	4,000,000	4,635,196

Telecommunication Services 0.62%				6,548,052

Diversified Telecommunication Services 0.62%
Telecom Italia Capital SA,
Gtd Sr Note	6.175	06/18/14	1,000,000	1,096,622
Verizon Communications, Inc.,
Sr Note	5.550	02/15/16	5,000,000	5,451,430

Utilities 1.61%				17,099,330

Electric Utilities 0.73%
Appalachian Power Company,
Sr Note	4.950	02/01/15	3,000,000	3,133,664
Duke Energy Carolinas LLC,
1st Ref Mtg Bond	5.250	01/15/18	1,000,000	1,066,217
Florida Power Corp.,
1st Ref Mtg Bond	5.800	09/15/17	1,205,000	1,328,763
Kansas City Power & Light Company,
Sr Note	6.500	11/15/11	1,000,000	1,077,678
Oncor Electric Delivery Company,
Sr Sec Bond	5.950	09/01/13	1,000,000	1,100,450

Gas Utilities 0.11%
EQT Corp.,
Sr Note	8.125	06/01/19	1,000,000	1,204,945

Independent Power Producers & Energy Traders 0.15%
AES Eastern Energy LP,
Sr Pass Thru Ctf Series 1999-A	9.000	01/02/17	1,602,025	1,634,065

5

John Hancock Balanced Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Utilities (continued)

Multi-Utilities 0.62%
Pacific Gas & Electric Company,
Sr Note	5.625%	11/30/17	$5,000,000	$5,436,275
Sempra Energy,
Sr Note	6.500	06/01/16	1,000,000	1,117,273

U.S. Government & Agency Obligations 16.34%				$174,049,626
(Cost $170,326,241)

U.S. Government 8.66%				92,266,179
U.S. Treasury,
Bond	6.000	02/15/26	2,500,000	3,001,563
Bond	4.500	08/15/39	5,000,000	4,993,750
Inflation Indexed Note (D)	2.500	07/15/16	2,142,240	2,364,999
Inflation Indexed Note (D)	2.000	01/15/14	16,389,800	17,503,798
Note	4.875	04/30/11	9,000,000	9,497,106
Note	3.625	08/15/19	1,870,000	1,874,821
Note	3.375	11/15/19	2,900,000	2,844,262
Note	2.625	06/30/14	6,425,000	6,575,082
Note	2.375	10/31/14	2,625,000	2,641,196
Note	2.375	03/31/16	16,000,000	15,588,752
Note	1.750	08/15/12	25,000,000	25,380,850

U.S. Government Agency 7.68%				81,783,447
Federal Farm Credit Bank,
Bond	3.000	12/22/14	3,000,000	2,997,921
Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf	4.500	01/01/23	2,901,869	3,022,478
30 Yr Pass Thru Ctf	4.000	06/15/39	2,541,207	2,619,229
Federal National Mortgage Association,
15 Yr Pass Thru Ctf	7.000	07/01/11	11,782	12,203
15 Yr Pass Thru Ctf	6.500	08/01/16	17,094	18,614
15 Yr Pass Thru Ctf	5.500	08/01/22	2,971,250	3,188,406
15 Yr Pass Thru Ctf	5.500	01/01/23	3,121,087	3,345,293
15 Yr Pass Thru Ctf	5.000	03/01/23	1,947,173	2,060,581
15 Yr Pass Thru Ctf	4.500	12/01/17	314,382	331,698
15 Yr Pass Thru Ctf	4.500	03/01/23	3,560,352	3,710,833
15 Yr Pass Thru Ctf	4.000	07/01/24	5,467,275	5,570,641
30 Yr Pass Thru Ctf	8.000	01/01/31	8,703	9,731
30 Yr Pass Thru Ctf	7.500	04/01/31	9,237	10,214
30 Yr Pass Thru Ctf	7.000	06/01/31	12,747	14,113
30 Yr Pass Thru Ctf	7.000	06/01/32	4,009	4,451
30 Yr Pass Thru Ctf	5.000	03/01/38	3,882,109	4,038,607
30 Yr Pass Thru Ctf	5.000	03/01/38	801,438	833,746
30 Yr Pass Thru Ctf (P)	4.898	12/01/38	608,952	638,886
30 Yr Pass Thru Ctf	2.750	03/13/14	9,000,000	9,186,534
Note	6.000	05/15/11	1,500,000	1,605,025
Note	5.125	04/15/11	1,000,000	1,055,914
Note	5.000	01/01/23	1,556,675	1,647,340
Note	5.000	03/01/23	3,506,795	3,711,038
Note	3.000	10/29/14	5,000,000	5,001,350
Note	2.050	01/28/13	10,000,000	10,060,005
Financing Corp.,
Bond	9.650	11/02/18	1,790,000	2,528,413

6

John Hancock Balanced Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value

U.S. Government Agency (continued)
Government National Mortgage Association,
15 Yr Pass Thru Ctf	5.500%	08/15/23	$5,184,333	$5,574,575
30 Yr Pass Thru Ctf	9.000	04/15/21	1,794	2,028
30 Yr Pass Thru Ctf	6.500	04/15/29	117,704	128,418
30 Yr Pass Thru Ctf	5.500	07/20/38	2,157,369	2,290,603
30 Yr Pass Thru Ctf	5.500	09/15/38	5,424,206	5,754,108
New Valley Generation II,
Pass Thru Ctf Ser 2001	5.572	05/01/20	756,191	810,451

Collateralized Mortgage Obligations 0.99%				$10,541,511
(Cost $10,694,768)

Collateralized Mortgage Obligations 0.99%				10,541,511
Commercial Mortgage Pass Through Certificates,
Series 2007-C9, Class A4 (P)	5.816	12/10/49	3,000,000	2,847,079
JP Morgan Chase CMSC,
Series 2007-CB18, Class A4	5.440	06/12/47	2,000,000	1,872,643
LB-UBS Commercial Mortgage Trust,
Series 2007-C2, Class A3	5.430	02/15/40	2,195,000	1,971,894
Morgan Stanley Capital I,
Series 2007-IQ15, Class A4 (P)	5.880	06/11/49	3,000,000	2,735,221
Residential Accredit Loans, Inc.,
Series 2005-Q02 Class X IO	6.021	09/25/45	16,249,060	253,485
Wells Fargo Mortgage Backed Securities Trust,
Ser 2006-AR12, Class 1A1 (P)	6.022	09/25/36	1,109,630	861,189

Asset Backed Securities 0.55%				$5,890,162
(Cost $5,999,909)

Asset Backed Securities 0.55%				5,890,162
BMW Vehicle Lease Trust,
Series 2009-1, Class A3	2.910	03/15/12	5,000,000	5,110,162
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class M1 (S)	7.629	04/25/37	1,000,000	780,000

			Shares	Value

Common Stocks 57.00%				$607,102,408
(Cost $526,262,768)

Consumer Discretionary 6.16%				65,602,768

Automobiles 0.45%
Ford Motor Company (I)(L)			448,002	4,856,342

Hotels, Restaurants & Leisure 0.46%
McDonald's Corp.			77,960	4,867,043

Household Durables 0.50%
Pulte Homes, Inc. (I)			507,010	5,333,745

Media 3.29%
Liberty Media Corp., Series A (I)			61,638	1,595,808
News Corp., Class B (L)			562,290	8,254,417
Sirius XM Radio, Inc. (I)			12,670,890	10,665,088
The Washington Post Company, Class B			16,807	7,304,658
Viacom, Inc., Class B (I)			246,911	7,194,987

7

John Hancock Balanced Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

	Shares	Value

Consumer Discretionary (continued)

Specialty Retail 1.46%
Advance Auto Parts, Inc.	133,850	$5,280,382
Best Buy Company, Inc.	237,558	8,706,501
Lowe's Companies, Inc.	71,307	1,543,797

Consumer Staples 6.64%		70,707,847

Food & Staples Retailing 3.13%
CVS Caremark Corp.	79,789	2,582,770
The Kroger Company	702,164	15,047,375
Walgreen Company	435,274	15,691,628

Food Products 2.31%
Archer-Daniels-Midland Company	378,684	11,349,159
Bunge, Ltd. (L)	61,687	3,626,579
Ralcorp Holdings, Inc. (I)	155,027	9,580,669

Household Products 1.20%
Procter & Gamble Company	208,443	12,829,667

Energy 5.80%		61,766,155

Energy Equipment & Services 0.35%
Ensco International PLC, ADR	95,818	3,739,777

Oil, Gas & Consumable Fuels 5.45%
Canadian Natural Resources, Ltd.	65,554	4,183,001
Denbury Resources, Inc. (I)(L)	864,461	11,713,447
EnCana Corp.	140,891	4,309,856
PetroHawk Energy Corp. (I)	116,084	2,592,156
Southwestern Energy Company (I)	307,505	13,185,814
Suncor Energy, Inc.	696,433	22,042,104

Financials 7.79%		83,014,084

Capital Markets 3.86%
Charles Schwab Corp. (L)	1,236,455	22,614,762
Franklin Resources, Inc.	57,664	5,710,466
Goldman Sachs Group, Inc.	39,683	5,901,656
Morgan Stanley	62,001	1,660,387
State Street Corp.	122,377	5,247,526

Commercial Banks 0.57%
Wells Fargo & Company	214,664	6,102,898

Diversified Financial Services 1.39%
Bank of America Corp. (L)	778,047	11,810,753
JPMorgan Chase & Company	77,025	2,999,353

Insurance 1.97%
ACE, Ltd. (I)	161,869	7,975,286
Berkshire Hathaway, Inc., Class B (I)(L)	142,369	10,881,263
MetLife, Inc.	59,732	2,109,734

Health Care 6.22%		66,200,810

Biotechnology 1.82%
Amgen, Inc. (I)	169,407	9,906,921
Cephalon, Inc. (I)(L)	148,809	9,499,967

8

John Hancock Balanced Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

	Shares	Value

Health Care (continued)

Health Care Providers & Services 2.07%
Aetna, Inc.	60,512	$1,813,545
Cardinal Health, Inc.	39,075	1,292,210
Express Scripts, Inc. (I)	50,367	4,223,777
Laboratory Corp. of America Holdings (I)	54,325	3,862,507
McKesson Corp.	183,212	10,776,530

Pharmaceuticals 2.33%
Abbott Laboratories	89,369	4,731,195
Pfizer, Inc.	1,038,836	19,384,680
Shire PLC, ADR	11,904	709,478

Industrials 4.55%		48,447,694

Aerospace & Defense 0.30%
Lockheed Martin Corp.	42,660	3,179,023

Commercial Services & Supplies 1.86%
Republic Services, Inc.	589,550	15,794,044
Waste Management, Inc.	124,717	3,997,180

Electrical Equipment 0.89%
ABB, Ltd. SADR (I)	524,707	9,460,467

Industrial Conglomerates 0.83%
Tyco International, Ltd. (I)	249,289	8,832,309

Machinery 0.49%
Deere & Company	104,818	5,235,659

Oil, Gas & Consumable Fuels 0.00%
Brazil Ethanol, Inc. (I)(S)	111,100	1,111

Professional Services 0.18%
Verisk Analytics, Inc., Class A (I)	69,271	1,947,901

Information Technology 14.54%		154,888,266

Communications Equipment 1.48%
QUALCOMM, Inc.	402,295	15,765,941

Computers & Peripherals 3.81%
Apple, Inc. (I)(L)	58,454	11,230,182
Dell, Inc. (I)	1,532,603	19,770,579
EMC Corp. (I)	572,761	9,547,926

Electronic Equipment, Instruments & Components 1.32%
Corning, Inc.	777,253	14,052,734

Internet Software & Services 2.01%
eBay, Inc. (I)	569,420	13,108,048
Google, Inc., Class A (I)	8,408	4,451,363
Yahoo!, Inc. (I)	255,150	3,829,802

IT Services 2.20%
Accenture PLC, Class A	210,179	8,615,237
Fiserv, Inc. (I)	330,341	14,878,559

Software 3.72%
Intuit, Inc. (I)	433,470	12,835,047
Microsoft Corp.	795,675	22,422,121
Symantec Corp. (I)	258,450	4,380,727

9

John Hancock Balanced Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

			Shares	Value
Materials 3.06%				$32,579,477

Chemicals 1.29%
Ecolab, Inc.			312,479	13,717,828

Metals & Mining 1.77%
Avalon Rare Metals, Inc.			192,000	423,774
Barrick Gold Corp.			426,968	14,867,026
Freeport-McMoRan Copper & Gold, Inc.			53,544	3,570,849

Telecommunication Services 0.69%				7,349,235

Wireless Telecommunication Services 0.69%
Vodafone Group PLC, SADR (L)			342,462	7,349,235

Utilities 1.55%				16,546,072

Gas Utilities 0.42%
EQT Corp.			103,088	4,537,934

Water Utilities 1.13%
American Water Works Company., Inc.			550,832	12,008,138

			Shares	Value
Convertible Preferred Stocks 0.92%				$9,801,304
(Cost $9,736,395)

Financials 0.92%				9,801,304
Bank of America Corp., 10.000%			649,093	9,801,304

	Expiration	Strike
	date	price
Warrants 0.01%				$69,734
(Cost $179,272)

Materials 0.01%				69,734

Containers & Packaging 0.01%
Boise, Inc. (I)	06/18/11	$7.50	70,816	40,365

Metals & Mining 0.00%
Avalon Rare Metals, Inc. (I)	09/17/11	3.00	96,000	29,369

Short-Term Investments 11.77%				$125,333,282
(Cost $125,310,929)

		Maturity	Par value
	Yield*	date		Value
U.S. Government 6.10%				64,998,856
U.S. Treasury Bill,
Note	0.032%	02/25/10	$65,000,000	64,998,856

U.S. Government Agency 1.15%				12,200,000
Federal Home Loan Bank,
Discount Note	0.030%	02/01/10	12,200,000	12,200,000

10

John Hancock Balanced Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Shares	Value
Securities Lending Collateral 4.52%			$48,134,426
John Hancock Collateral Investment Trust(W)	0.2068%(Y)	4,808,586	48,134,426

Total investments (Cost $1,009,174,583)† 104.00%			$1,107,653,574

Other assets and liabilities, net (4.00%)			($42,631,081)

Total net assets 100.00%		$1,065,022,493

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR American Depositary Receipts

IO Interest Only Security - Interest Tranche of Stripped Mortgage Pool

SADR Sponsored American Depositary Receipts

(D) Principal amount of security is adjusted for inflation.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of January 31, 2010.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser and represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of January 31, 2010.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At January 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $1,053,008,692. Net unrealized appreciation aggregated $54,644,882, of which $114,791,268 related to appreciated investment securities and $60,146,386 related to depreciated investment securities.

11

Notes to the Schedule of Investments (Unaudited)

Security valuation

Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments as part of the securities lending program.

Other portfolio assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants and rights.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed-income securities.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which

12

may include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010, by major security category or security type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	01/31/10	Price	Inputs	Inputs
Fixed Income Securities
Corporate Bonds	$174,865,547	—	$174,865,547	—
U.S. Government & Agency Obligations	174,049,626	—	174,049,626	—
Collateralized Mortgage Obligations	10,541,511	—	10,288,026	$253,485
Asset Backed Securities	5,890,162	—	5,110,162	780,000
Equity
Consumer Discretionary	65,602,768	$65,602,768	—	—
Consumer Staples	70,707,847	70,707,847	—	—
Energy	61,766,155	61,766,155	—	—
Financials	92,815,388	92,815,388	—	—
Health Care	66,200,810	66,200,810	—	—
Industrials	48,447,694	48,446,583	—	1,111
Information Technology	154,888,266	154,888,266	—	—
Materials	32,579,477	32,155,703	423,774	—
Telecommunication Services	7,349,235	7,349,235	—	—
Utilities	16,546,072	16,546,072	—	—
Warrants	69,734	40,365	29,369	—
Short-Term Investments	125,333,282	48,134,426	77,198,856	—
Total Investments in Securities	$1,107,653,574	$664,653,618	$441,965,360	$1,034,596

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset	Collateralized
	Backed	Mortgage
	Securities	Obligations	Industrials	Total
Balance as of 10/31/09	$750,000	$2,591,996	$1,111	$3,343,107
Accrued discounts/premiums	-	-	-	-
Realized gain (loss)		2,549,937		2,549,937
Change in unrealized
appreciation (depreciation)	30,000	(2,306,157)	-	(2,276,157)
Net purchases (sales)	-	(2,582,291)		(2,582,291)
Net transfers in and/out of Level 3	-	-	-	-
Balance as of 1/31/10	$780,000	$253,485	$1,111	$1,034,596

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

13

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund receives compensation for lending their securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

14

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Balanced Fund.

15

360Q1 1/10
3/10

John Hancock

MUTUAL FUNDS

John Hancock Large Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2010

1

John Hancock Large Cap Equity Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

	Shares	Value

Common Stocks 96.38%	$2,338,564,078
(Cost $2,385,788,902)

Consumer Discretionary 10.52%		255,222,727

Automobiles 0.77%
Ford Motor Company (I)(L)	1,727,375	18,724,747

Hotels, Restaurants & Leisure 0.77%
McDonald's Corp.	298,910	18,660,951

Household Durables 0.87%
Pulte Homes, Inc. (I)(L)	2,003,981	21,081,880

Media 5.61%
Liberty Media Corp., Series A (I)	236,471	6,122,234
News Corp., Class B (L)	2,198,758	32,277,767
Sirius XM Radio, Inc. (I)	49,169,391	41,385,876
The Washington Post Company, Class B	65,376	28,413,717
Viacom, Inc., Class B (I)	954,840	27,824,038

Specialty Retail 2.50%
Advance Auto Parts, Inc.	525,019	20,712,000
Best Buy Company, Inc.	928,041	34,012,703
Lowe's Companies, Inc.	277,451	6,006,814

Consumer Staples 11.24%		272,805,402

Food & Staples Retailing 5.26%
CVS Caremark Corp.	312,020	10,100,087
The Kroger Company	2,686,682	57,575,595
Walgreen Company	1,662,964	59,949,852

Food Products 3.95%
Archer-Daniels-Midland Company	1,485,432	44,518,397
Bunge, Ltd. (L)	240,871	14,160,806
Ralcorp Holdings, Inc. (I)	603,261	37,281,530

Household Products 2.03%
Procter & Gamble Company	799,661	49,219,135

Energy 9.74%		236,349,539

Energy Equipment & Services 0.60%
Ensco International PLC, ADR	373,124	14,563,030

Oil, Gas & Consumable Fuels 9.14%
Canadian Natural Resources, Ltd.	246,453	15,726,166
Denbury Resources, Inc. (I)(L)	3,317,647	44,954,117
EnCana Corp.	508,831	15,565,140
PetroHawk Energy Corp. (I)	455,300	10,166,849
Southwestern Energy Company (I)	1,202,052	51,543,990
Suncor Energy, Inc.	2,648,665	83,830,247

Financials 13.04%		316,481,116

Capital Markets 6.46%
Charles Schwab Corp.	4,642,346	84,908,508
Franklin Resources, Inc.	223,685	22,151,526

2

John Hancock Large Cap Equity Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

	Shares	Value

Financials (continued)
Goldman Sachs Group, Inc.	153,026	$22,758,027
Morgan Stanley	237,802	6,368,338
State Street Corp.	480,058	20,584,887

Commercial Banks 0.96%
Wells Fargo & Company	823,520	23,412,674

Diversified Financial Services 2.35%
Bank of America Corp. (L)	2,995,518	45,471,963
JPMorgan Chase & Company	296,238	11,535,508

Insurance 3.27%
ACE, Ltd. (I)	597,009	29,414,633
Berkshire Hathaway, Inc., Class B (I)(L)	545,044	41,657,713
MetLife, Inc.	232,654	8,217,339

Health Care 10.40%		252,441,259

Biotechnology 3.09%
Amgen, Inc. (I)	659,646	38,576,098
Cephalon, Inc. (I)(L)	570,534	36,422,891

Health Care Providers & Services 3.50%
Aetna, Inc.	236,607	7,091,112
Cardinal Health, Inc.	149,898	4,957,127
Express Scripts, Inc. (I)	196,954	16,516,562
Laboratory Corp. of America Holdings (I)	215,728	15,338,261
McKesson Corp.	696,649	40,976,894

Pharmaceuticals 3.81%
Abbott Laboratories	344,676	18,247,147
Pfizer, Inc.	3,982,592	74,315,167

Industrials 7.62%		184,960,183

Aerospace & Defense 0.50%
Lockheed Martin Corp.	164,260	12,240,655

Airlines 0.00%
Delta Air Lines, Inc. (I)	2,618	32,018

Commercial Services & Supplies 3.15%
Republic Services, Inc.	2,272,170	60,871,434
Waste Management, Inc.	483,959	15,510,886

Electrical Equipment 1.52%
ABB, Ltd. SADR (I)	2,043,198	36,838,860

Industrial Conglomerates 1.40%
Tyco International, Ltd. (I)	956,406	33,885,465

Machinery 0.74%
Deere & Company	361,904	18,077,105

Oil, Gas & Consumable Fuels 0.00%
Brazil Ethanol, Inc. (I)(S)	500,000	5,000

Professional Services 0.31%
Verisk Analytics, Inc., Class A (I)	266,670	7,498,760

3

John Hancock Large Cap Equity Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

			Shares	Value

Information Technology 24.67%				$598,492,646

Communications Equipment 2.48%
QUALCOMM, Inc.			1,535,214	60,165,037

Computers & Peripherals 6.51%
Apple, Inc. (I)			227,350	43,678,482
Dell, Inc. (I)			6,002,236	77,428,844
EMC Corp. (I)			2,207,580	36,800,359

Electronic Equipment, Instruments & Components 2.23%
Corning, Inc.			2,996,605	54,178,618

Internet Software & Services 3.40%
eBay, Inc. (I)			2,188,155	50,371,328
Google, Inc., Class A (I)			32,431	17,169,620
Yahoo!, Inc. (I)			1,002,833	15,052,523

IT Services 3.76%
Accenture PLC, Class A			806,325	33,051,262
Fiserv, Inc. (I)			1,289,976	58,100,519

Software 6.29%
Intuit, Inc. (I)			1,662,928	49,239,298
Microsoft Corp.			3,067,790	86,450,322
Symantec Corp. (I)			991,530	16,806,434

Materials 5.31%				128,830,491

Chemicals 2.19%
Ecolab, Inc.			1,209,181	53,083,046

Metals & Mining 3.12%
Avalon Rare Metals, Inc.			1,765,920	3,897,658
Barrick Gold Corp.			1,666,645	58,032,579
Freeport-McMoRan Copper & Gold, Inc.			204,860	13,662,113
Titanium Resources Group Ltd.			948,050	155,095

Telecommunication Services 1.18%				28,545,040

Wireless Telecommunication Services 1.18%
Vodafone Group PLC, SADR (L)			1,330,151	28,545,040

Utilities 2.66%				64,435,675

Gas Utilities 0.72%
EQT Corp.			395,562	17,412,639

Water Utilities 1.94%
American Water Works Co., Inc.			2,157,020	47,023,036

		Maturity	Par value
	Rate	date		Value

Collateralized Mortgage Obligations 0.48%				$11,585,278
(Cost $5,167,005)

Collateralized Mortgage Obligations 0.48%				11,585,278
American Home Mortgage Investment Trust,
Series 2007-1, Class GIOP IO	2.078%	05/25/47	67,301,589	3,996,032
Harborview Mortgage Loan Trust,
Series 2005-10-X IO	2.533	11/19/35	139,046,128	5,149,059

4

John Hancock Large Cap Equity Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Rate	date		Value
Collateralized Mortgage Obligations (continued)
Residential Accredit Loans, Inc.,
Series 2005-Q02 Class X IO	1.239%	09/25/45	156,422,241	$2,440,187

			Shares	Value
Convertible Preferred Stocks 1.56%				$37,960,630
(Cost $37,709,235)

Diversified Financial Services 1.56%				37,960,630
Bank of America Corp., 10.00%			2,513,949	37,960,630

		Maturity	Par value
	Rate	date		Value
Corporate Bonds 0.00%				$70,000
(Cost $286,174)

Industrials 0.00%				70,000

Airlines 0.00%
Northwest Airlines, Inc. (I)	7.625	11/15/23	3,000,000	7,500
Northwest Airlines, Inc. (I)	6.625	05/15/23	25,000,000	62,500

			Shares	Value
Warrants 0.01%				$117,476
(Cost $90,375)

Materials 0.01%				117,476

Metals & Mining 0.01%
Avalon Rare Metals, Inc., (Expiration date 9/17/2011; strike price CAD 3.00) (I)			384,000	117,476

Short-Term Investments 10.71%				$259,926,724
(Cost $259,947,654)
		Maturity	Par value
	Yield*	date		Value
U.S. Government Agency 0.95%				23,000,000
Federal Home Loan Bank,	0.030%
Discount Note		02/01/10	23,000,000	23,000,000

U.S. Government 0.31%				7,499,922
U.S. Treasury Bill	0.010	02/25/10	7,500,000	7,499,922

			Shares	Value
Cash Equivalents 9.45%				229,426,802
John Hancock Collateral Investment Trust(W)		0.2068%(Y)	22,919,532	229,426,802

Total investments (Cost $2,688,989,345)† 109.14%				$2,648,224,186

Other assets and liabilities, net (9.14%)				($221,830,200)

Total net assets 100.00%			$2,426,393,986

ADR	American Depositary Receipts

CAD	Canadian Dollar

Gtd	Guaranteed

5

John Hancock Large Cap Equity Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

IO Interest Only Security - Interest Tranche of Stripped Mortgage Pool

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of January 31, 2010.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment in an affiliate of Fund, the adviser and/or subadviser and represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of January 31, 2010.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At January 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $2,701,496,640. Net unrealized depreciation aggregated $53,272,454 of which $191,258,588 related to appreciated investment securities and $244,531,042 related to depreciated investment securities.

6

Notes to the Schedule of Investments (Unaudited)

Security valuation

Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, an affiliate of Manulife Financial Corporation, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments as part of the securities lending program.

Other portfolio assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants and rights.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed-income securities.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which

7

may include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010 by major security category or security type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	01/31/10	Price	Inputs	Inputs
Equity Securities
Common Stocks
Consumer Discretionary	$255,222,727	$255,222,727	—	—
Consumer Staples	272,805,402	272,805,402	—	—
Energy	236,349,539	236,349,539	—	—
Financials	316,481,116	316,481,116	—	—
Health Care	252,441,259	252,441,259	—	—
Industrials	184,960,183	184,955,183	—	$5,000
Information Technology	598,492,646	598,492,646	—	—
Materials	128,830,491	124,777,738	$4,052,753	—
Telecommunication Services	28,545,040	28,545,040	—	—
Utilities	64,435,675	64,435,675	—	—
Convertible Preferred Stocks	37,960,630	37,960,630	—	—
Warrants	117,476	—	117,476	—
Fixed Income Securities
Collateralized Mortgage Obligations	11,585,278	—	—	11,585,278
Corporate Bonds	70,000	—	7,500	62,500
Short-Term Investments	259,926,724	229,426,802	30,499,922	—
Total Investments in Securities	$2,648,224,186	$2,601,893,757	$34,677,651	$11,652,778

	Collateralized
	Mortgage	Corporate
	Obligations	Bonds	Industrials	Total
Balance as of 10/31/09	$10,231,903	$31,250	$5,000	$10,268,153
Accrued discounts/premiums	-	-	-	-
Realized gain (loss)	-	-	-	-
Change in Unrealized appreciation
(depreciation)	1,738,676	31,250	-	1,769,926

Net purchases (sales)	(385,301)	-	-	(385,301)
Transfers in and/or out of Level 3	-	-	-	-
Balance as of 1/31/10	$11,585,278	$62,500	$5,000	$11,652,778

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount no less than the market value of the loaned securities.

8

The market value of the loaned securities is determined at the close of business of the Fund. Any additional required cash collateral is delivered to the Fund or excess collateral is returned to the borrower on the next business day. Cash collateral received is invested in JHCIT. JHCIT is not a stable value fund and thus the Fund receives the benefit of any gains and bears any losses generated by JHCIT.

The Fund receives compensation for lending its securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

9

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.
10
500Q1 1/10
3/10

John Hancock
MUTUAL FUNDS

John Hancock Small Cap Intrinsic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2010

1

John Hancock Small Cap Intrinsic Value Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

	Shares	Value

Common Stocks 99.38%		$296,694,008
(Cost $273,888,623)

Consumer Discretionary 38.99%		116,396,585

Auto Components 0.65%
Azure Dynamics Corp. (I)	10,000,000	1,870,470
Azure Dynamics Corp., Class A (I)	399,500	74,725

Diversified Consumer Services 4.86%
ChinaCast Education Corp. (I)	660,000	4,382,400
Coinstar, Inc. (I)	101,500	2,621,745
Regis Corp.	470,000	7,487,100

Hotels, Restaurants & Leisure 5.14%
Carrols Restaurant Group, Inc. (I)	640,700	4,042,817
Domino's Pizza, Inc. (I)	600,000	6,780,000
International Speedway Corp., Class A	175,950	4,523,675

Household Durables 3.52%
Pulte Homes, Inc. (I)	1,000,000	10,520,000

Media 17.57%
Arbitron, Inc.	370,000	9,364,700
Jupiter Telecommunications Company, Ltd., GDR	140,138	9,382,239
Liberty Global, Inc., Class A (I)	167,000	4,238,460
Liberty Media Corp., Series A (I)	150,000	3,883,500
MDC Partners, Inc., Class A	600,000	4,974,000
Sirius XM Radio, Inc. (I)	9,008,560	7,582,505
The Washington Post Company, Class B	30,000	13,038,600

Multiline Retail 2.38%
Retail Ventures, Inc. (I)	858,411	7,107,643

Textiles, Apparel & Luxury Goods 4.87%
Iconix Brand Group, Inc. (I)	574,000	7,243,880
Joe's Jeans, Inc. (I) (W)	4,548,829	7,278,126

Energy 9.90%		29,542,646

Energy Equipment & Services 1.58%
Seahawk Drilling, Inc. (I)	225,435	4,713,846

Oil, Gas & Consumable Fuels 8.32%
Denbury Resources, Inc. (I)	670,000	9,078,500
Forest Oil Corp. (I)	220,000	5,306,400
Plains Exploration & Production Company (I)	300,000	10,005,000
Warren Resources, Inc. (I)	190,000	438,900

Financials 27.40%		81,805,330

Capital Markets 4.17%
Bond Street Holdings LLC, Class A (I) (S)	350,000	7,000,000
International Assets Holding Corp. (I)	365,000	5,434,850

Commercial Banks 2.31%
KeyCorp	500,000	3,590,000
Synovus Financial Corp.	1,200,000	3,312,000

Diversified Financial Services 6.59%
MSCI, Inc. (I)	140,000	4,138,400
NASDAQ OMX Group, Inc. (I)	165,000	2,968,350
PICO Holdings, Inc. (I)	400,000	12,556,000

2

John Hancock Small Cap Intrinsic Value Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

	Shares	Value

Financials (continued)

Insurance 6.38%
American Physicians Capital, Inc.	180,000	$4,996,800
Assured Guaranty, Ltd.	130,000	2,945,800
eHealth, Inc. (I)	420,000	7,644,000
Maiden Holdings, Ltd.	510,000	3,462,900

Real Estate Investment Trusts (REIT's) 3.40%
ProLogis Company	300,000	3,780,000
Walter Investment Management Corp.	470,000	6,382,600

Real Estate Management & Development 0.58%
Forestar Group, Inc. (I)	94,000	1,745,580

Thrifts & Mortgage Finance 3.97%
Brookline Bancorp, Inc.	425,000	4,254,250
Northeast Community Bancorp, Inc.	570,000	3,414,300
TFS Financial Corp.	325,000	4,179,500

Health Care 5.38%		16,072,666

Biotechnology 2.63%
OSI Pharmaceuticals, Inc. (I)	230,000	7,870,600

Health Care Providers & Services 2.26%
Omnicare, Inc.	270,000	6,750,000

Pharmaceuticals 0.49%
Novabay Pharmaceuticals, Inc. (I)	628,600	1,452,066

Industrials 4.39%		13,110,680

Airlines 1.32%
US Airways Group, Inc. (I)	740,000	3,929,400

Commercial Services & Supplies 2.16%
Brinks Company	276,000	6,452,880

Trading Companies & Distributors 0.91%
RSC Holdings, Inc. (I)	380,000	2,728,400

Information Technology 9.75%		29,112,451

Communications Equipment 4.99%
DG Fastchannel, Inc. (I)	380,000	10,355,000
MRV Communications, Inc. (I)	5,345,000	4,543,250

Computers & Peripherals 0.80%
Silicon Graphics International Corp. (I)	300,000	2,403,000

IT Services 3.22%
Broadridge Financial Solutions, Inc.	393,954	8,556,681
Lender Processing Services, Inc.	27,000	1,046,520

Software 0.74%
Aspen Technology, Inc. (I)	240,000	2,208,000

Telecommunication Services 3.57%		10,653,650

Diversified Telecommunication Services 0.76%
Iridium Communications, Inc. (I)	340,000	2,278,000

Wireless Telecommunication Services 2.81%
Leap Wireless International, Inc. (I)	635,000	8,375,650

3

John Hancock Small Cap Intrinsic Value Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

Options Purchased 0.24%				$698,750
(Cost $699,250)
	Number of	Excercise	Expiration
	contracts	price	date	Value
Options - Puts & Calls 0.24%				698,750
Liberty Global, Inc., Class A, Call	2,000	$30.00	Jan 2011	400,000
Liberty Global, Inc., Class A, Call	250	15.00	Jan 2012	298,750

Total investments (Cost $274,587,873)† 99.62%				$297,392,758

Other assets and liabilities, net 0.38%				$1,144,832

Total net assets 100.00%				$298,537,590

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

GDR Global Depositary Receipt

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser.

† At January 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $275,579,801. Net unrealized appreciation aggregated $21,812,957, of which $42,906,760 related to appreciated investment securities and $21,093,803 related to depreciated investment securities.

4

Notes to the Schedule of Investments (Unaudited)

Security valuation

Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on bid quotations or evaluated prices, as applicable, obtained from broker-dealers or fair valued as described below. Certain short-term debt instruments are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliated registered investment company managed by MFC Global Investment Management (U.S.), LLC, an affiliate of Manulife Financial Corporation, is valued at its net asset value each business day. JHCIT is a floating rate fund investing in money market instruments as part of the securities lending program.

Other portfolio assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights and options.

Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed-income securities.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which

5

may include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010, by major security category or security type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Investments in Securities	01/31/10	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$116,396,585	$114,526,115	$1,870,470	—
Energy	29,542,646	29,542,646	—	—
Financials	81,805,330	74,805,330	—	$7,000,000
Health Care	16,072,666	16,072,666	—	—
Industrials	13,110,680	13,110,680	—	—
Information Technology	29,112,451	29,112,451	—	—
Telecommunication Services	10,653,650	10,653,650	—	—
Options Purchased	698,750	698,750	—	—
Total Investments in Securities	$297,392,758	$288,522,288	$1,870,470	$7,000,000

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Financials
Balance as of 10/31/09	-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	$7,000,000
Net transfers in and/out of Level 3	-
Balance as of 1/31/10	$7,000,000

Financial Instruments
Options

The Fund may purchase and sell put and call options on securities, securities indices, currencies, and futures contracts. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. For more information on options, please refer to the Funds’ prospectus, semiannual and annual reports.

During the period ended January 31, 2010, the Fund used purchased options to enhance potential gain/income. The total number of contracts for purchased options at January 31, 2010, are representative of the activity during the period.

6

Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended January 31, 2010, is set forth below:

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	gain (loss)	income	value
Joe’s Jeans, Inc.
bought: none, sold: 243,055	4,791,884	4,548,829	$38,219	—	$7,278,126

7

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Intrinsic Value Fund.

8

640Q1 1/10
3/10

John Hancock

MUTUAL FUNDS

John Hancock Global Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2010

1

John Hancock Global Opportunities Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

	Shares	Value
Common Stocks 76.98%		$216,859,865
(Cost $195,540,344)

Argentina 0.72%		2,022,191
Cresud SA, SADR	169,221	2,022,191

Brazil 8.78%		24,725,188
Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	654	22,266
GP Investments, Ltd. (I)	680,882	3,395,380
Invest Tur Brasil - Desenvolvimento Imobiliario Turistico SA (I)	1,091,380	10,074,277
OGX Petroleo e Gas Participacoes SA	2,805	24,999
Santos Brasil Participacoes SA	1,090,892	9,114,880
SLC Agricola SA	219,224	2,093,386

Canada 5.70%		16,049,635
Avalon Rare Metals, Inc. (I)	484,856	1,070,152
Avalon Rare Metals, Inc. (S)	1,190,000	2,626,514
Fortune Minerals, Ltd. (I)	7,231,047	5,410,182
Franco-Nevada Corp.	200,559	5,071,887
Silver Standard Resources, Inc. (I)	107,523	1,870,900

France 2.65%		7,469,616
Electricite de France	138,598	7,469,616

Hong Kong 2.15%		6,056,905
Geely Automobile Holdings Company, Ltd.	5,565,735	2,443,705
Natural Beauty Bio-Technology, Ltd.	19,924,517	3,613,200

India 1.42%		3,993,208
Reliance Capital, Ltd.	116,360	1,997,992
Reliance Infrastructure, Ltd.	89,526	1,995,216

Indonesia 1.96%		5,524,976
Bumi Resources Tbk PT	21,005,032	5,524,976

Japan 0.02%		47,112
Jupiter Telecommunications Company, Ltd.	47	47,112

South Africa 0.24%		669,918
Anglo Platinum, Ltd. (I)	7,153	669,918

Thailand 3.88%		10,937,625
Bangkok Chain Hospital PCL, Local Shares	5,469,827	841,063
Bangkok Chain Hospital PCL	4,817,052	740,080
Bangkok Dusit Medical Service PCL	7,090,126	5,104,805
Bangkok Dusit Medical Service PCL, Local Shares	2,390,864	1,717,691
Bumrungrad Hospital PCL, Local Shares	694,577	597,656
Bumrungrad Hospital PCL	2,255,315	1,936,330

United Arab Emirates 3.23%		9,096,343
Kingdom Hotel Investments, GDR (I)	2,562,350	9,096,343

United Kingdom 4.48%		12,636,371
Cable & Wireless PLC (I)	2,481,012	5,586,396
Vodafone Group PLC, SADR	328,517	7,049,975

2

John Hancock Global Opportunities Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

			Shares	Value

United States 41.75%				$117,630,777
Abbott Laboratories			44,717	2,367,318
Atmel Corp. (I)			1,279,031	5,934,704
Brazil Ethanol, Inc. (I)(S)			301,903	3,019
Bunge, Ltd.			153,029	8,996,575
Cephalon, Inc. (I)			43,689	2,789,106
Cypress Semiconductor Corp. (I)			375,504	3,773,815
Denbury Resources, Inc. (I)			974,183	13,200,180
Johnson & Johnson			38,709	2,433,248
Liberty Global, Inc., Class A (I)			209,438	5,315,536
Liberty Media Corp., Series A (I)			459,152	11,887,445
Microsoft Corp.			799	22,516
Monsanto Company			58,293	4,423,273
OSI Pharmaceuticals, Inc. (I)			78,431	2,683,909
Pfizer, Inc.			343,309	6,406,146
PICO Holdings, Inc. (I)			136,692	4,290,762
QUALCOMM, Inc.			174,214	6,827,447
Sirius XM Radio, Inc. (I)			28,424,512	23,924,912
TXCO Resources, Inc. (I)			339,330	56,023
Warren Resources, Inc. (I)			5,322,443	12,294,843

Investment Companies 6.46%				$18,195,266
(Cost $17,547,498)

Japan 2.63%				7,404,090
Nikko ETF 225 (I)			64,787	7,404,090

United States 3.83%				10,791,176
iShares MSCI Japan Index Fund			757,830	7,457,047
iShares MSCI Taiwan Index			140,048	1,690,379
SPDR Russell/Nomura Small Cap Japan ETF			43,428	1,643,750

Warrants 0.58%				$1,640,520
(Cost $1,390,077)

Canada 0.10%				298,374
Avalon Rare Metals, Inc., (Expiration date 9/17/2011; strike price CAD 3.00) (I)			595,000	182,027
Fortune Minerals, Ltd., (Expiration date 9/02/2011; strike price CAD 0.80) (I)			293,996	32,662
Fortune Minerals, Ltd., (Expiration date 12/03/2011; strike price CAD 0.80) (I)			344,154	83,685

United States 0.48%				1,342,146
JPMorgan Chase & Company, (Expiration date 10/28/2018; strike price $ 42.42) (I)			103,242	1,342,146

		Maturity	Par value
	Yield*	date		Value
Certificates of Deposit 0.02%				$36,733
(Cost $36,733)

United States 0.02%				36,733
Citibank Argentina Cash Reserve	0.010%	10/14/10 to 10/20/10	$36,733	36,733

3

John Hancock Global Opportunities Fund
Securities owned by the Fund on
January 31, 2010 (Unaudited)

		Maturity	Par value
	Yield*	date		Value
Short-Term Investments 16.86%				$47,499,805
(Cost $47,499,805)

U.S. Government 3.19%				8,999,805
U.S. Treasury Bill,
Note	0.320%	02/25/10	$9,000,000	8,999,805

U.S. Government Agency 13.67%				38,500,000
Federal Home Loan Bank,
Discount Note	0.030%	02/01/10	38,500,000	38,500,000

Total investments (Cost $262,014,457)† 100.90%				$284,232,189

Other assets and liabilities, net (0.90%)				($2,525,699)

Total net assets 100.00%				$281,706,490

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

GDR Global Depositary Receipt

SADR Sponsored American Depositary Receipts

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

(I) Non-income producing security.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At January 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $266,492,275. Net unrealized appreciation aggregated $17,739,914, of which $27,120,710 related to appreciated investment securities and $9,380,796 related to depreciated investment securities.

4

Notes to the Schedule of Investments (Unaudited)

Security valuation

Security Valuation Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied quotes and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent quotation service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are value based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

Other portfolio assets and securities where market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fair value measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

• Level 1 — Exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants and rights. In addition, investment companies, including mutual funds, are valued using this technique.

• Level 2 — Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including foreign forward currency contracts use these techniques.

• Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Trust’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use

5

observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010, by major security category or security type.

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	01/31/10	Price	Inputs	Inputs
Argentina	$2,022,191	$2,022,191	—	—
Brazil	24,725,188	24,725,188	—	—
Canada	16,348,009	13,506,806	$2,841,203	—
France	7,469,616	—	7,469,616	—
Hong Kong	6,056,905	—	6,056,905	—
India	3,993,208	—	3,993,208	—
Indonesia	5,524,976	—	5,524,976	—
Japan	7,451,202	7,404,090	47,112	—
South Africa	669,918	—	669,918	—
Thailand	10,937,625	—	10,937,625	—
United Arab Emirates	9,096,343	9,096,343	—	—
United Kingdom	12,636,371	7,049,975	5,586,396	—
United States	129,797,813	129,761,080	36,733	$3,019
Short-Term Investments	47,499,805	—	47,499,805	—
Total Investments in Securities	$284,232,189	$193,565,673	$90,663,497	$3,019
Other Financial Instruments	—	—	$834,914	—
Totals	$284,232,189	$193,565,673	$91,498,411	$3,019

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

United
States
Balance as of October 31, 2009	$3,019
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation
(depreciation)
Net purchases (sales)	-
Transfers in and/or out of level 3	-
Balance as of January 31, 2010	$3,019

Forward Foreign Currency Contracts

The Fund may enter into foreign currency contracts to manage foreign currency exposure with respect to transaction hedging, position hedging, cross hedging and proxy hedging. In addition, the Fund may enter into forward foreign currency contracts as a part of an investment strategy, in order to gain exposure to a currency, or to shift exposure to foreign currency fluctuation from one currency to another, without purchasing securities denominated in that currency. For more information on forward foreign currency contracts please refer to the Fund’s prospectus.

6

During the period, the Fund used forward foreign currency contracts to hedge against anticipated currency exchange rates. The following summarizes the forward foreign currency exchange contracts on January 31, 2010:

	Principal Amount	Principal Amount		Unrealized
	Covered By	Covered By	Settlement	Appreciation
Currency	Contract	Contract (USD)	Date	(Depreciation)
Sells
Canadian Dollar	16,810,184	$15,887,592	3/31/2010	$166,546
Euro	16,715,000	23,630,998	3/31/2010	459,029
Japanese Yen	1,631,040,000	18,142,825	3/31/2010	69,438
Pound Sterling	10,049,000	16,196,476	3/31/2010	139,901
		$73,857,891		$834,914

During the three month period ended January 31, 2010, the Fund held foreign forward currency contracts whose total principal amounts covered by contract (USD)(notional amounts) ranged from approximately $63,000,000 to $74,000,000.

Fair Value of Derivative Instruments by Risk Category

The table below summarizes the fair value of derivatives held by the Fund at January 31, 2010 by risk category:

		Asset	Liability
	Financial instruments	Derivatives	Derivatives
	location	Fair Value	Fair Value
Foreign exchange contracts	Foreign forward currency	$834,914	-
contracts

Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the three month period ended January 31, 2010, is set forth below.

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	gain(loss)	income	value
Fortune Minerals, Ltd.
Bought: 4,920,678
sold: 688,308	2,998,677	7,231,047	-	-	$5,410,082
Warren Resource, Inc.
Bought: 1,515,801
sold: 0	3,806,642	5,322,443	-	-	$12,294,843

7

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky*
Gregory A. Russo
John G. Vrysen†
*Member of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 55913
Boston, MA 02205-5913

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global Opportunities Fund.

8

690Q1 1/10
3/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	March 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	March 22, 2010

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	March 22, 2010